Organization and Business Description - Schedule of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Fortune Ocean Holdings Limited (“Fortune Ocean”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jan. 22, 2024	Jan. 22, 2024
Jurisdiction of Formation	British Virgin Islands (“BVI”)	British Virgin Islands (“BVI”)
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Investment Holding	Investment Holding
Top Wisdom Shipping Management Co., Limited (“Top Wisdom”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Feb. 01, 2013	Feb. 01, 2013
Jurisdiction of Formation	Hong Kong	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Vessel management services	Vessel management services
Top Moral Shipping Limited (“Top Moral”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Dec. 12, 2013	Dec. 12, 2013
Jurisdiction of Formation	Hong Kong	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Time charter service	Time charter service
Top Legend Shipping Co., Limited (“Top Legend”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Mar. 06, 2013	Mar. 06, 2013
Jurisdiction of Formation	Hong Kong	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Time charter service	Time charter service
Top Creation International (HK) Limited (“Top Creation”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jul. 29, 2011	Jul. 29, 2011
Jurisdiction of Formation	Hong Kong	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Time charter service	Time charter service
Max Bright Marine Service Co., Limited (“Max Bright”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Apr. 02, 2014	Apr. 02, 2014
Jurisdiction of Formation	Hong Kong	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Time charter service	Time charter service
Singapore Openwindow Technology Pte. Ltd. (“Openwindow”) [Member]
Schedule of Subsidiaries [Line Items]
Date of Incorporation	Jul. 28, 2023	Jul. 28, 2023
Jurisdiction of Formation	Singapore	Singapore
Percentage of direct/indirect Economic Ownership	100.00%	100.00%
Principal Activities	Process of pulp, paper and paperboard	Process of pulp, paper and paperboard